Condensed Financial Information of the Company Condensed Statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (4,989)	¥ 194,961	¥ (17,125)
Net cash used in investing activities	43,311	(157,997)	(64,289)
Net cash provided by/(used in) financing activities	5,124	(23)	(32,837)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	2,200	(822)	(2,780)
Net increase/(decrease) in cash, cash equivalents and restricted cash	45,646	36,119	(117,031)
Cash, cash equivalents and restricted cash at beginning of the year	96,965	60,846	177,877
Cash, cash equivalents and restricted cash at end of the year	142,611	96,965	60,846
Parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(12,381)	(9,857)	(3,298)
Net cash used in investing activities			(77,536)
Net cash provided by/(used in) financing activities		(5,773)	(27,360)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	3,913	(1,047)	(2,334)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(8,468)	(16,677)	(110,528)
Cash, cash equivalents and restricted cash at beginning of the year	31,833	48,510	159,038
Cash, cash equivalents and restricted cash at end of the year	¥ 23,365	¥ 31,833	¥ 48,510